Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2024
Convertible bonds.
Schedule of convertible bonds

	December 31,
	2023	2024
	US$	US$

Current
2025 Convertible Senior Notes	—	—
2026 Convertible Senior Notes	405,603	—
	405,603	—